Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Schedule of Investments [Line Items]
Equity securities	[1]	¥ 492,902	¥ 549,047
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		6,326	5,811
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Equity securities		254,853	324,220
Investment funds that are accounted for under the equity method
Schedule of Investments [Line Items]
Equity securities		¥ 70,129	¥ 75,923

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥324,220 million and ¥254,853 million as of March 31, 2019 and 2020, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥75,923 million and ¥70,129 million as of March 31, 2019 and 2020, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥5,811 million and ¥6,326 million as of March 31, 2019 and 2020, respectively.